Equity	12 Months Ended
Dec. 31, 2022
EQUITY
Equity

29.	Equity
29.1	Capital

Capital consists of common and preferred shares. Each common share entitles its holder to one vote in the general shareholders’ meetings. Preferred shares have two classes “A” and “B” and have restricted voting rights as per § 7 of article 5 of the Bylaws. According to Article 17 and following paragraphs of Federal Law No. 6,404/1976, dividends paid to preferred shares must be at least 10% higher than those paid to common shares. Class “A” preferred shares have priority in the reimbursement of capital and in the distribution of minimum dividends of 10% p.a. (non-cumulative), calculated based on the capital represented by this class of shares. Class “B” preferred shares have priority in the reimbursement of capital and the right to the distribution of dividends, calculated as 25% of adjusted profit or loss for the year, pursuant to the corporate legislation and to the Company’s Bylaws, calculated proportionately to the capital represented by the shares of this class. Dividends for Class “B” have priority only over the common shares and are only paid out of the remaining profits payment of priority dividends of class “A” shares.

On December 31, 2022, paid in capital is R$10,800,000 (R$10,800,000 as of December 31, 2021). Its composition by shares (without par value) and the main shareholders are shown below, already considering the number of shares updated after the split and the conversion period of the UNITs Program ratified and approved by Management in 2021:

12.31.2022	Number of shares in units
	Common		Class "A” Preferred		Class “B” preferred		Total
	number of shares	%	number of shares	%	number of shares	%	number of shares	%
State of Paraná	734,298,319	69.66	-	-	115,945,012	6.90	850,243,331	31.07
BNDESPAR	131,161,562	12.44	-	-	524,646,248	31.24	655,807,810	23.96
Free float:
B3	137,163,852	13.02	674,880	21.58	905,448,728	53.92	1,043,287,460	38.13
NYSE	32,642,912	3.10	-	-	130,571,648	7.78	163,214,560	5.96
Latibex	222,167	0.02	-	-	1,796,243	0.11	2,018,410	0.07
Other shareholders	18,601,648	1.76	2,453,120	78.42	927,411	0.05	21,982,179	0.81
	1,054,090,460	100.00	3,128,000	100.00	1,679,335,290	100.00	2,736,553,750	100.00

12.31.2021	Number of shares in units
	Common		Class "A” Preferred		Class “B” preferred		Total
	number of shares	%	number of shares	%	number of shares	%	number of shares	%
State of Paraná	734,304,512	69.66	-	-	115,969,784	6.91	850,274,296	31.07
BNDESPAR	131,161,562	12.44	-	-	524,646,248	31.24	655,807,810	23.96
Free float:
B3	126,653,784	12.02	661,760	21.16	863,944,649	51.44	991,260,193	36.23
NYSE	43,115,100	4.09	-	-	172,460,400	10.27	215,575,500	7.88
Latibex	228,667	0.02	-	-	1,782,043	0.11	2,010,710	0.07
Other shareholders	18,626,835	1.77	2,466,240	78.84	532,166	0.03	21,625,241	0.79
	1,054,090,460	100.00	3,128,000	100.00	1,679,335,290	100.00	2,736,553,750	100.00

12.31.2020	Number of shares in units
	Common		Class "A” Preferred		Class “B” preferred		Total
	number of shares	%	number of shares	%	number of shares	%	number of shares	%
State of Paraná	850,285,980	58.63	-	-	-	-	850,285,980	31.07
BNDES	382,987,750	26.41	-	-	272,820,060	21.26	655,807,810	23.96
Free float:
B3	197,200,880	13.59	767,830	23.50	774,780,030	60.40	972,748,740	35.56
NYSE	1,163,450	0.08	-	-	233,148,470	18.17	234,311,920	8.56
Latibex	-	-	-	-	1,721,110	0.13	1,721,110	0.06
Other shareholders	18,672,740	1.29	2,499,690	76.50	505,760	0.04	21,678,190	0.79
	1,450,310,800	100.00	3,267,520	100.00	1,282,975,430	100.00	2,736,553,750	100.00

29.2	Legal reserve and profit retention reserve

The legal reserve is constituted based on 5% of the net income for the year, before any allocation, limited to 20% of the share capital.

The profit retention reserve aims to cover the Company's investment program, pursuant to article 196 of Law 6,404/1976. It is constituted by retaining the remainder of net income for the year, after constituting the legal reserve and proposing interest on own capital and dividends.

29.3	Proposed dividend distribution

	12.31.2022	12.31.2021	12.31.2020
Calculation basis for dividends
Net income for the year	1,112,007	4,952,573	3,904,202
Legal Reserve (5%)	(55,600)	(247,629)	(195,210)
Realization of equity evaluation adjustment	36,513	46,575	59,630
Calculation basis for minimum mandatory dividends	1,092,920	4,751,519	3,768,622
Proposed dividends
Interest on own capital - gross value	970,000	522,809	807,500
Interim dividends	-	1,197,003	-
Dividends - PNA shares	258	-	-
Complement to reach the mandatory minimum	-	-	211,057
Additional proposed dividends (a)	-	1,368,675	1,507,449
Total proposed distribution	970,258	3,088,487	2,526,006
Gross value of dividends per class of shares:
Ordinary shares	357,961	1,120,747	1,278,126
Class “A” preferred shares	1,407	3,658	4,155
Class “B” preferred shares	610,890	1,964,082	1,243,725
Gross value of dividends per share:
Ordinary shares	0.33393	1.06323	0.88128
Class “A” preferred shares	0.44976	1.16956	1.27172
Class “B” preferred shares	0.36732	1.16956	0.96941

Gross value of dividends per share - Units (b)	1.80322	5.74147	-
(a)	In April 2022 and 2021 the General Assembly resolved to pay the proposed additional dividend, which occurred in June 2022 and August 2021.
(b)	The Units are made up of 1 Ordinary share and 4 Class "B" preferred shares.

Pursuant to the legal and statutory provisions in force and management’s resolution, the basis for calculating dividends is obtained from the adjusted net income that corresponds to the net income for the year less the portion allocated to the legal reserve, plus the realization amount of equity adjustments for the year.

According to the Company’s Dividend Policy, regular dividend calculation will be based on the Financial Leverage Ratio defined at the end of each fiscal year. For an index below 1.5, the dividend corresponds to 65% of the adjusted net income; for an index between 1.5 and 2.7, the dividend corresponds to 50% of the adjusted net income; for an index above 2.7, the dividend corresponds to 25% of the adjusted net income (mandatory minimum). These amounts, except for the mandatory minimum dividend, will be limited to the cash flow available for the same fiscal year, equivalent to the cash flow from operating activities, less net cash flow used in investing activities. Management may also propose extraordinary dividends, limited to balance of the Company’s distributable profit reserves, conditioned to resolution and approval in Shareholders' Meeting, after hearing the Supervisory Board.

The 205th Special General Meeting, held on November 21, 2022, approved, in accordance with the Corporate Bylaws and the Dividend Policy, the distribution of R$970,000 in the form of Interest on own capital - JSCP, as follows: R$79,000 from net income for the first half of 2022 and R$891,000 from the retained profits reserve. These JSCP amounts, net of taxes, are classified as mandatory dividends for 2022, according to the criteria established in article 88 of the Company's Corporate Bylaws, and the difference is considered both for payment of regular dividends for 2022 and for extraordinary dividends provided for in the Company’s Dividend Policy. Additionally, on December 31, 2022, R$258 were recorded to supplement the priority dividends for class “A” preferred shares (PNA), in compliance with Copel’s Articles of Incorporation determinations. Of the R$970,258, R$600,000 were paid on November 30, 2022. The payment date of R$370,258 will be defined at the 68th General Shareholders’ Meeting to be held in April 2023

29.4	Equity valuation adjustments

Fair values of fixed assets - deemed costs - were recognized on the first-time adoption of IFRS. The line item “Equity value adjustments” was the balancing item of this adjustment, net of deferred income tax and social contribution. The realization of such adjustments is recorded in the retained earnings line item, to the extent of the depreciation or possible disposal of the measured fixed assets.

Adjustments arising from the changes in fair value involving financial assets, as well as actuarial gains and losses, are also recorded in this line item:

Balance as of January 1, 2020	591,927
Actuarial liabilities
Post employment benefits	(271,345)
Taxes on adjustments	92,190
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(90,347)
Taxes on adjustments	30,717
Attributed to non-controlling interest	207
Balance as of December 31, 2020	353,349
Actuarial liabilities
Post employment benefits	246,626
Taxes on adjustments	(93,881)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(70,569)
Taxes on adjustments	23,994
Actuarial liability - investiment realization	(33,205)
Attributed to non-controlling interest	(144)
Balance as of December 31, 2021	426,170
Actuarial liabilities
Post employment benefits	291,740
Taxes on adjustments	(88,548)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(55,322)
Taxes on adjustments	18,809
Actuarial gain - realization (a)	(3,541)
Other adjustments
Gains on financial assets - subsidiaries	10,295
Taxes on other adjustments	(3,500)
Attributed to non-controlling interest	(2,721)
Balance as of December 31, 2022	593,382
(a)	realization of Copel SER's actuarial gain after the transfer of all employees to Copel's other wholly-owned subsidiaries.

29.5	Earnings per share - basic and diluted

	Continuing	Total	Continuing	Discontinued	Total	Continuing	Discontinued	Total
	operations	12.31.2022	operations	operations	12.31.2021	operations	operations	12.31.2020
Basic and diluted numerator
Basic and diluted earnings allocated by classes of shares, allocated to controlling shareholders:
Common shares	409,399	409,399	1,417,379	482,241	1,899,620	1,935,144	40,607	1,975,751
Class “A” preferred shares	1,575	1,575	4,478	1,430	5,908	5,783	100	5,883
Class “B” preferred shares	701,033	701,033	2,345,340	701,705	3,047,045	1,883,054	39,514	1,922,568
	1,112,007	1,112,007	3,767,197	1,185,376	4,952,573	3,823,981	80,221	3,904,202
Basic and diluted denominator
Weighted average of shares (in thousands):
Common shares	1,054,090,460	1,054,090,460	1,176,755,935	1,176,755,935	1,176,755,935	1,450,310,800	1,450,310,800	1,450,310,800
Class “A” preferred shares	3,128,000	3,128,000	3,171,194	3,171,194	3,171,194	3,268,067	3,268,067	3,268,067
Class “B” preferred shares	1,679,335,290	1,679,335,290	1,556,626,621	1,556,626,621	1,556,626,621	1,282,974,883	1,282,974,883	1,282,974,883
	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750

Basic and diluted earnings per share attributable to controlling shareholders
Common shares	0.38839	0.38839	1.20448	0.40981	1.61429	1.33430	0.02800	1.36229
Class “A” preferred shares	0.50343	0.50343	1.41173	0.45079	1.86252	1.76982	0.03080	1.80062
Class “B” preferred shares	0.41745	0.41745	1.50668	0.45079	1.95747	1.46773	0.03080	1.49852